Inventories	12 Months Ended
Mar. 31, 2020
Inventories - Schedule Of Inventories
Inventories
18	INVENTORIES

	As At March 31
	2020	2019
	(in thousands)
Goods for resale	$—	$435
	$—	$435

During the year ended March 31, 2020, inventory of Nil (2019: $93 and 2018: $290) was recognised in the consolidated statements of income as an expense. In addition to the year the company has charged Nil (2019 : $69) as expense in statement of income as a result of the write down of inventories. Inventories with a carrying amount of $NIL (2019: $435) have been pledged as security for certain of the Group’s borrowings (Refer note 22).